Putnam VT Income Fund
The fund's portfolio
9/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (44.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (9.9%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 8/20/49	$2,192,636	$2,342,053
4.70%, with due dates from 5/20/67 to 8/20/67	330,094	370,944
4.626%, 6/20/67	101,487	113,411
4.509%, 3/20/67	99,406	110,340
4.50%, TBA, 10/1/49	5,000,000	5,224,610
4.50%, 5/20/48	264,066	286,151
4.00%, TBA, 10/1/49	4,000,000	4,159,375
4.00%, with due dates from 2/20/48 to 5/20/48	1,851,411	1,960,206
3.50%, TBA, 10/1/49	5,000,000	5,180,078
3.50%, with due dates from 2/20/47 to 1/20/48	4,211,667	4,439,628
3.00%, TBA, 10/1/49	1,000,000	1,026,016

		25,212,812
U.S. Government Agency Mortgage Obligations (35.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	700,604	755,432
4.00%, 9/1/45	1,045,052	1,104,678
3.50%, with due dates from 8/1/43 to 2/1/47	2,890,560	3,016,887
3.50%, 10/1/25(i)	299,967	310,622
3.00%, with due dates from 3/1/43 to 6/1/46	1,221,633	1,258,462
Federal National Mortgage Association Pass-Through Certificates
5.00%, 3/1/38	8,415	9,324
4.50%, with due dates from 7/1/44 to 5/1/45	1,256,568	1,350,110
4.00%, with due dates from 9/1/45 to 6/1/46	1,644,206	1,734,598
3.50%, with due dates from 7/1/43 to 9/1/57	5,723,461	6,017,742
3.50%, 9/1/37(i)	491,597	506,063
3.00%, with due dates from 9/1/42 to 3/1/47	4,614,200	4,764,447
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/49	2,000,000	2,213,906
5.50%, TBA, 10/1/49	2,000,000	2,166,094
4.50%, TBA, 10/1/49	1,000,000	1,052,891
4.00%, TBA, 10/1/49	11,000,000	11,414,218
3.50%, TBA, 10/1/49	15,000,000	15,386,718
3.00%, TBA, 10/1/49	35,000,000	35,525,000

		88,587,192

Total U.S. government and agency mortgage obligations (cost $113,565,362)		$113,800,004

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.00%, 10/31/21(i)	$120,000	$121,852

Total U.S. treasury obligations (cost $121,852)		$121,852

MORTGAGE-BACKED SECURITIES (36.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (13.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.635%, 4/15/37	$164,587	$270,960
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 16.986%, 5/15/35	26,686	39,939
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.362%, 11/15/35	119,488	191,086
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.778%, 3/15/35	215,528	285,790
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.764%, 6/15/34	113,074	132,161
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.673%, 2/15/41	1,068,383	138,890
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,254,448	183,152
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	899,012	98,801
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	418,582	67,981
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	397,846	41,624
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	114,430	3,337
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.173%, 12/15/47	2,382,559	415,922
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.023%, 9/25/49	2,503,619	331,262
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,392,539	175,808
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	916,754	137,082
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.973%, 5/15/41	285,352	295,422
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,390,939	188,342
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	2,268,834	124,786
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	1,787,176	90,055
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,122,168	102,246
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,535,510	207,303
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	2,292,070	206,428
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,001,911	69,232
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	970,079	64,814
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	832,010	753,847
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	4,194	3,677
REMICs Ser. 3391, PO, zero %, 4/15/37	27,679	24,645
REMICs Ser. 3300, PO, zero %, 2/15/37	37,056	33,080
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	6,936	6,172
REMICs Ser. 3210, PO, zero %, 5/15/36	10,534	9,936
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	5,589	4,632
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	6,864	5,634
Strips Ser. 315, PO, zero %, 9/15/43	1,881,905	1,638,873
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 27.79%, 7/25/36	99,240	177,014
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.166%, 3/25/36	143,097	237,054
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.799%, 6/25/37	98,495	155,119
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 16.036%, 11/25/35	157,131	212,300
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.195%, 8/25/35	86,829	116,359
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 13.865%, 12/25/35	105,281	142,951
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.146%, 11/25/34	24,822	29,002
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.863%, 5/25/40	145,433	173,386
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	2,034,124	371,228
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.382%, 4/25/40	674,828	129,904
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.132%, 1/25/48	2,818,668	543,036
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 2/25/49	5,156,073	895,455
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 1/25/49	3,172,999	517,595
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 12/25/46	2,590,630	450,718
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.032%, 3/25/46	5,450,814	928,449
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,940,730	254,042
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	868,732	65,929
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,796,388	442,159
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	953,914	126,105
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,342,466	127,264
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	977,161	97,984
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	848,533	86,909
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	846,698	73,907
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	2,747,603	184,342
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,176,015	60,037
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,438,769	53,308
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	648,865	21,250
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	719,352	24,385
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,099,894	151,089
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	18,656	17,200
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	9,167	8,660
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	891,526	160,680
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	759,648	152,613
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	76,719	9,609
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,131,362	220,616
Ser. 14-180, IO, 5.00%, 12/20/44	2,307,801	474,899
Ser. 14-76, IO, 5.00%, 5/20/44	665,388	134,436
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	951,161	172,072
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	549,369	110,643
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	18,408	1,127
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	358,954	72,291
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,819,114	574,817
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,477,774	297,860
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,092,226	195,235
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	342,981	33,839
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	284,425	33,420
Ser. 12-129, IO, 4.50%, 11/16/42	673,843	137,269
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	565,231	100,485
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	561,956	105,254
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	657,197	145,201
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	802,529	55,423
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.156%, 12/20/42	2,914,490	531,545
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.106%, 9/20/43	408,270	73,538
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.056%, 7/20/49	3,112,265	532,726
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.056%, 7/20/49	3,123,092	568,028
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 4.056%, 11/20/48	3,061,841	411,443
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.006%, 4/20/49	2,506,978	304,603
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.006%, 2/20/49	2,677,822	332,123
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.006%, 2/20/41	1,692,315	303,351
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,521,225	231,576
Ser. 15-94, IO, 4.00%, 7/20/45	283,613	55,872
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	331,125	33,397
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,500,765	292,199
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,420,273	145,578
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,682,258	299,137
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	707,021	72,289
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	766,086	93,663
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,168,627	201,534
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	3,815,971	703,436
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	721,645	81,078
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	734,312	40,420
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	327,937	5,698
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	849,498	89,214
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,108,512	102,870
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	1,642,175	110,847
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,271,027	50,301
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	712,023	88,027
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	845,836	101,796
Ser. 12-136, IO, 3.50%, 11/20/42	1,368,312	235,389
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,011,818	181,888
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	2,088,882	159,883
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,402,975	136,790
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	1,825,423	117,010
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,637,847	148,086
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	637,775	43,496
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	529,427	26,260
Ser. 19-H02, Class DI, IO, 2.361%, 11/20/68(WAC)	4,316,920	534,219
Ser. 17-H12, Class QI, IO, 2.352%, 5/20/67(WAC)	3,282,125	372,741
Ser. 16-H27, Class BI, IO, 2.276%, 12/20/66(WAC)	1,655,667	189,458
Ser. 16-H23, Class NI, IO, 2.258%, 10/20/66(WAC)	6,878,361	777,255
Ser. 17-H08, Class NI, IO, 2.226%, 3/20/67(WAC)	3,804,253	422,653
Ser. 16-H24, Class JI, IO, 2.159%, 11/20/66(WAC)	1,395,788	169,239
Ser. 17-H18, Class CI, IO, 2.157%, 9/20/67(WAC)	2,662,786	396,089
Ser. 16-H06, Class AI, IO, 2.107%, 2/20/66	3,505,308	313,648
Ser. 16-H11, Class HI, IO, 2.097%, 1/20/66(WAC)	3,264,882	273,434
Ser. 15-H25, Class CI, IO, 2.057%, 10/20/65(WAC)	2,271,437	207,836
FRB Ser. 15-H16, Class XI, IO, 2.052%, 7/20/65(WAC)	1,588,623	168,712
Ser. 15-H13, Class AI, IO, 2.034%, 6/20/65(WAC)	4,125,240	371,272
Ser. 15-H15, Class JI, IO, 1.995%, 6/20/65(WAC)	1,782,633	174,163
Ser. 16-H02, Class HI, IO, 1.993%, 1/20/66(WAC)	7,297,755	583,091
Ser. 15-H04, Class AI, IO, 1.963%, 12/20/64(WAC)	3,327,077	266,166
Ser. 17-H09, Class DI, IO, 1.921%, 3/20/67(WAC)	3,611,217	340,617
Ser. 16-H04, Class KI, IO, 1.891%, 2/20/66(WAC)	3,128,932	230,759
Ser. 15-H12, Class AI, IO, 1.878%, 5/20/65(WAC)	2,866,342	239,411
Ser. 15-H20, Class AI, IO, 1.858%, 8/20/65(WAC)	1,437,046	128,616
Ser. 17-H10, Class MI, IO, 1.853%, 4/20/67(WAC)	3,735,898	349,680
Ser. 15-H10, Class CI, IO, 1.831%, 4/20/65(WAC)	1,690,336	148,417
Ser. 15-H12, Class GI, IO, 1.822%, 5/20/65(WAC)	3,192,839	282,247
Ser. 15-H12, Class EI, IO, 1.72%, 4/20/65(WAC)	3,522,589	284,625
Ser. 15-H09, Class BI, IO, 1.718%, 3/20/65(WAC)	2,081,096	156,448
Ser. 16-H14, IO, 1.698%, 6/20/66(WAC)	4,061,339	280,606
Ser. 15-H01, Class CI, IO, 1.651%, 12/20/64(WAC)	2,432,915	106,289
Ser. 15-H25, Class AI, IO, 1.63%, 9/20/65(WAC)	2,890,380	224,293
Ser. 15-H22, Class EI, IO, 1.629%, 8/20/65(WAC)	1,323,460	65,114
Ser. 15-H17, Class CI, IO, 1.615%, 6/20/65(WAC)	2,604,461	114,224
Ser. 17-H14, Class EI, IO, 1.574%, 6/20/67(WAC)	4,943,697	401,675
Ser. 15-H28, Class DI, IO, 1.574%, 8/20/65(WAC)	2,896,885	196,542
Ser. 14-H08, Class CI, IO, 1.51%, 3/20/64(WAC)	3,329,222	160,975
Ser. 14-H11, Class GI, IO, 1.492%, 6/20/64(WAC)	6,041,141	409,849
Ser. 14-H07, Class BI, IO, 1.483%, 5/20/64(WAC)	5,600,006	420,000
Ser. 10-H19, Class GI, IO, 1.442%, 8/20/60(WAC)	3,761,540	201,054
Ser. 10-151, Class KO, PO, zero %, 6/16/37	93,518	82,252
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,374	2,058

		33,355,666
Commercial mortgage-backed securities (11.9%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.402%, 1/15/49(WAC)	827,665	441
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	478,858	5
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.687%, 11/10/42(WAC)	427,789	385,010
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	7,998,224	80
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	534,000	475,260
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	9,352	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.809%, 3/11/39(WAC)	1,098,918	549,459
FRB Ser. 06-PW14, Class X1, IO, 0.499%, 12/11/38(WAC)	207,834	2,132
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO, 1.548%, 8/10/49(WAC)	2,978,909	222,018
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.039%, 12/11/49(WAC)	23,486	557
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.939%, 12/15/47(WAC)	131,000	137,550
FRB Ser. 11-C2, Class E, 5.939%, 12/15/47(WAC)	597,000	602,902
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.325%, 3/10/47(WAC)	9,991,686	433,849
FRB Ser. 13-GC17, Class XA, IO, 1.192%, 11/10/46(WAC)	3,772,620	138,385
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.935%, 9/10/45(WAC)	3,189,628	136,137
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.948%, 5/10/47(WAC)	795,000	849,111
FRB Ser. 14-UBS6, Class C, 4.601%, 12/10/47(WAC)	70,000	72,331
FRB Ser. 14-LC15, Class XA, IO, 1.27%, 4/10/47(WAC)	5,757,651	236,064
FRB Ser. 14-CR19, Class XA, IO, 1.192%, 8/10/47(WAC)	7,033,628	294,456
FRB Ser. 13-CR11, Class XA, IO, 1.098%, 8/10/50(WAC)	8,237,965	270,098
FRB Ser. 15-CR23, Class XA, IO, 1.076%, 5/10/48(WAC)	5,721,191	196,405
FRB Ser. 14-UBS6, Class XA, IO, 1.07%, 12/10/47(WAC)	8,958,542	343,972
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.498%, 5/15/45(WAC)	115,000	117,928
FRB Ser. 14-CR17, Class D, 5.012%, 5/10/47(WAC)	198,000	201,154
FRB Ser. 14-CR19, Class D, 4.906%, 8/10/47(WAC)	461,000	460,635
FRB Ser. 13-CR6, Class D, 4.218%, 3/10/46(WAC)	300,000	303,726
FRB Ser. 12-LC4, Class XA, IO, 2.288%, 12/10/44(WAC)	4,035,836	154,520
FRB Ser. 06-C8, Class XS, IO, 0.555%, 12/10/46(WAC)	129,320	1
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	12,006	12,006
FRB Ser. 07-C2, Class AX, IO, 0.044%, 1/15/49(WAC)	3,351,508	1
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.417%, 4/15/50(WAC)	191,000	200,721
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.917%, 4/15/50(WAC)	502,000	487,449
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.931%, 12/15/49(WAC)	7,588,784	316,170
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)	386,000	401,568
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.27%, 12/10/49(WAC)	10,325,200	3,335
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.654%, 2/10/46(WAC)	6,198,433	267,029
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.157%, 1/10/47(WAC)	377,000	387,481
FRB Ser. 13-GC12, Class XA, IO, 1.559%, 6/10/46(WAC)	3,803,165	160,467
FRB Ser. 14-GC18, Class XA, IO, 1.185%, 1/10/47(WAC)	5,529,816	201,285
FRB Ser. 14-GC22, Class XA, IO, 1.143%, 6/10/47(WAC)	16,389,536	521,187
FRB Ser. 13-GC13, Class XA, IO, 0.113%, 7/10/46(WAC)	114,571,019	378,084
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43(WAC)	511,000	516,973
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)	39,000	40,266
FRB Ser. 14-GC24, Class D, 4.667%, 9/10/47(WAC)	575,000	483,981
FRB Ser. 11-GC5, Class XA, IO, 1.499%, 8/10/44(WAC)	5,696,702	100,632
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	343,386
FRB Ser. 14-C25, Class XA, IO, 1.013%, 11/15/47(WAC)	3,377,841	124,598
FRB Ser. 14-C22, Class XA, IO, 1.005%, 9/15/47(WAC)	11,091,635	385,445
FRB Ser. 13-C17, Class XA, IO, 0.928%, 1/15/47(WAC)	2,649,390	73,759
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.859%, 8/15/46(WAC)	441,000	393,927
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	715,000	704,347
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	365,002
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	371,611	342,180
FRB Ser. 16-JP2, Class XA, IO, 1.982%, 8/15/49(WAC)	2,495,265	249,991
FRB Ser. 12-LC9, Class XA, IO, 1.656%, 12/15/47(WAC)	4,121,048	157,506
FRB Ser. 13-LC11, Class XA, IO, 1.401%, 4/15/46(WAC)	4,242,261	163,497
FRB Ser. 13-C16, Class XA, IO, 1.106%, 12/15/46(WAC)	5,082,309	166,072
FRB Ser. 07-LDPX, Class X, IO, 0.323%, 1/15/49(WAC)	2,738,584	27
FRB Ser. 06-LDP8, Class X, IO, 0.312%, 5/15/45(WAC)	293,353	464
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.389%, 2/12/51(WAC)	350,000	336,000
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46(WAC)	248,000	247,090
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46(WAC)	635,000	599,600
FRB Ser. 12-C6, Class E, 5.319%, 5/15/45(WAC)	588,000	563,581
FRB Ser. 12-C8, Class D, 4.807%, 10/15/45(WAC)	413,000	423,828
FRB Ser. 12-LC9, Class D, 4.547%, 12/15/47(WAC)	127,000	131,051
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	429,553
FRB Ser. 05-CB12, Class X1, IO, 0.509%, 9/12/37(WAC)	485,728	872
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	501,761	5
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.355%, 2/15/40(WAC)	65,391	3
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.507%, 11/15/40(WAC)	871,044	84
FRB Ser. 07-C2, Class XCL, IO, 0.355%, 2/15/40(WAC)	1,416,794	73
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	467,920	12
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)	5,123	—
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45(WAC)	34,730	28
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.759%, 12/12/49(WAC)	894,332	4,009
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.488%, 2/15/46(WAC)	8,028,371	292,353
FRB Ser. 14-C17, Class XA, IO, 1.268%, 8/15/47(WAC)	3,675,824	147,599
FRB Ser. 15-C25, Class XA, IO, 1.254%, 10/15/48(WAC)	4,565,629	227,339
FRB Ser. 15-C26, Class XA, IO, 1.177%, 10/15/48(WAC)	4,744,614	233,394
FRB Ser. 13-C12, Class XA, IO, 0.769%, 10/15/46(WAC)	11,141,641	228,085
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.499%, 8/15/46(WAC)	319,000	165,880
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46(WAC)	893,000	809,162
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	273,000	230,986
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	231,691
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	307,934
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.21%, 11/15/49(WAC)	3,972,005	219,255
FRB Ser. 16-UB12, Class XA, IO, 0.922%, 12/15/49(WAC)	6,033,950	244,254
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class E, 5.292%, 7/15/49(WAC)	252,000	250,561
FRB Ser. 12-C4, Class XA, IO, 2.256%, 3/15/45(WAC)	1,862,029	73,212
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	859,373	62,734
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.214%, 12/15/50(WAC)	5,322,974	350,374
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.728%, 5/10/45(WAC)	354,000	374,174
FRB Ser. 12-C1, Class D, 5.728%, 5/10/45(WAC)	228,000	228,258
FRB Ser. 12-C1, Class XA, IO, 2.242%, 5/10/45(WAC)	3,626,803	149,189
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.048%, 5/10/63(WAC)	816,000	735,918
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	629,000	344,503
Ser. 13-C6, Class E, 3.50%, 4/10/46	421,000	344,318
FRB Ser. 12-C2, Class XA, IO, 1.47%, 5/10/63(WAC)	10,244,614	312,288
FRB Ser. 13-C6, Class XA, IO, 1.266%, 4/10/46(WAC)	5,517,554	177,304
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.252%, 1/10/45(WAC)	336,000	349,125
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.476%, 11/15/48(WAC)	805,097	24
FRB Ser. 07-C34, IO, 0.097%, 5/15/46(WAC)	1,079,672	11
Wells Fargo Commercial Mortgage Trust
FRB Ser. 14-LC16, Class XA, IO, 1.275%, 8/15/50(WAC)	8,308,450	349,370
FRB Ser. 15-LC20, Class XB, IO, 0.625%, 4/15/50(WAC)	13,766,000	341,259
Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	190,169
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 1.003%, 11/15/47(WAC)	6,514,581	216,813
FRB Ser. 14-C22, Class XA, IO, 0.962%, 9/15/57(WAC)	16,405,088	547,963
FRB Ser. 13-C14, Class XA, IO, 0.867%, 6/15/46(WAC)	18,272,639	401,998
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.397%, 6/15/44(WAC)	55,000	54,991
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	325,234
FRB Ser. 12-C7, Class D, 4.969%, 6/15/45(WAC)	231,000	224,008
FRB Ser. 13-C15, Class D, 4.624%, 8/15/46(WAC)	919,000	742,206
FRB Ser. 12-C10, Class D, 4.585%, 12/15/45(WAC)	1,274,000	1,096,500
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	476,632
FRB Ser. 12-C9, Class XA, IO, 2.061%, 11/15/45(WAC)	3,821,341	185,985
FRB Ser. 11-C5, Class XA, IO, 1.882%, 11/15/44(WAC)	4,002,927	102,303
FRB Ser. 12-C10, Class XA, IO, 1.699%, 12/15/45(WAC)	6,456,300	269,376
FRB Ser. 13-C11, Class XA, IO, 1.338%, 3/15/45(WAC)	5,970,087	201,106
FRB Ser. 12-C9, Class XB, IO, 0.876%, 11/15/45(WAC)	8,807,000	180,544

		30,265,193
Residential mortgage-backed securities (non-agency) (11.1%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	330,720
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 3.552%, 1/26/46(WAC)	1,110,553	1,133,489
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.368%, 10/25/27 (Bermuda)	1,530,000	1,573,988
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.718%, 10/25/27 (Bermuda)	235,951	236,614
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.368%, 8/25/28 (Bermuda)	452,000	452,848
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.258%, 6/25/36	210,000	199,332
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 2.318%, 8/25/35	146,695	146,489
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 2.158%, 6/25/37	214,758	204,966
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.718%, 11/25/28	563,583	565,732
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.368%, 9/25/28	1,215,080	1,343,380
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.168%, 11/25/28	586,000	635,284
Structured Agency Credit Risk Trust FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.018%, 12/25/28	710,000	768,635
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.568%, 10/25/24	411,330	440,946
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (1 Month US LIBOR + 4.25%), 6.268%, 11/25/23	262,359	282,424
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 6.168%, 1/25/25	1,360,538	1,407,956
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 5.768%, 9/25/24	250,000	271,040
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 5.618%, 4/25/24	310,000	328,703
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.568%, 8/25/29	401,000	422,393
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 4.868%, 4/25/28	1,284,121	1,303,639
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	375,703
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.318%, 9/25/30	200,000	202,128
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 3.818%, 7/25/30	354,000	354,393
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 6.668%, 1/25/49	400,000	441,935
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.368%, 3/25/49	90,000	95,845
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.718%, 12/25/30	310,000	326,642
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	238,068
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.668%, 1/25/49	510,000	517,419
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.468%, 3/25/49	844,000	852,516
Structured Agency Credit Risk Debt FRN Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 4.318%, 10/25/48	122,800	124,142
Structured Agency Credit Risk Trust FRN Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 4.168%, 12/25/30	254,000	255,745
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.018%, 9/25/28	854,590	930,938
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.918%, 10/25/28	1,341,661	1,447,337
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.718%, 4/25/28	98,241	107,236
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.568%, 4/25/28	141,723	151,356
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.318%, 10/25/28	1,464,000	1,572,785
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.018%, 7/25/25	331,204	350,586
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.268%, 4/25/29	69,000	73,660
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.268%, 1/25/29	50,000	52,778
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.568%, 7/25/29	861,000	904,173
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.818%, 2/25/30	110,000	112,021
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.568%, 12/25/30	570,000	580,359
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.368%, 1/25/31	395,000	399,146
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 3.268%, 7/25/29	210,000	207,957
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.468%, 7/25/31	167,000	168,707
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 4.118%, 6/25/39	110,000	110,404
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 4.018%, 7/25/39	140,000	140,352
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.618%, 10/25/28 (Bermuda)	214,088	214,690
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	250,000	249,250
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.97%, 8/26/47(WAC)	180,000	178,446
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 3.818%, 9/25/34	292,183	289,336
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.868%, 7/25/28 (Bermuda)	200,000	200,563
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 5.218%, 2/25/29 (Bermuda)	150,000	151,176
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.718%, 3/25/28 (Bermuda)	200,000	201,000
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.918%, 11/25/34	317,959	318,582
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.178%, 4/25/36	108,523	108,415
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 2.818%, 1/25/45	136,292	130,891
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.448%, 10/25/45	1,877,089	1,872,725
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 2.428%, 12/25/45	1,106,169	1,079,178
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 4.915%, 10/25/35(WAC)	78,654	78,776

		28,215,945

Total mortgage-backed securities (cost $94,092,210)		$91,836,804

CORPORATE BONDS AND NOTES (27.2%)(a)
	Principal amount	Value
Basic materials (1.1%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$50,000	$52,788
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	225,000	233,278
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	50,000	53,024
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	441,000	481,091
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	113,786
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	7,000	8,001
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	7,000	7,480
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	127,000	132,123
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	254,000	280,562
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	95,000	96,390
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	46,000	54,369
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	388,000	427,384
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	212,000	221,714
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	23,000	23,311
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	23,000	22,606
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	176,000	181,722
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	143,744
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	53,949
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	123,000	172,339

		2,759,661
Capital goods (0.9%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	148,823
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	149,000	167,393
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	193,000	207,325
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	361,000	378,868
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	339,000	365,367
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	418,613
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	440,000	469,372

		2,155,761
Communication services (3.4%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	262,000	275,888
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	25,000	26,000
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	465,000	502,683
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	335,000	354,542
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	85,000	86,005
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	870,000	960,905
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	371,504
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	38,000	39,828
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	369,915
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	83,000	91,047
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	171,000	186,316
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	156,000	173,256
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.40%, 7/15/46	360,000	368,143
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	20,000	27,935
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	380,000	397,892
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	135,000	141,495
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	216,000	229,720
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	151,000	159,879
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	43,000	45,630
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	44,000	50,897
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	50,000	51,230
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	360,000	388,126
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	108,295
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	240,000	240,900
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	232,186
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55	125,000	149,437
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	97,235
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,296,000	1,469,369
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	300,000	303,935
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	202,000	213,615
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	368,000	406,457

		8,520,265
Consumer cyclicals (2.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	553,000	572,740
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	150,000	180,212
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	182,000	193,341
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	31,880
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	177,000	178,660
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	278,000	304,546
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	40,000	40,982
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	435,000	472,012
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	77,000	76,331
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	185,000	200,646
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	25,000	26,648
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	132,450
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	139,464
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	180,000	191,961
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	80,000	85,062
General Motors Co. sr. unsec. notes 4.875%, 10/2/23	130,000	139,452
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	120,000	121,426
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	38,427
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	50,938
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. unsub. bonds 4.875%, 1/15/30	50,000	52,793
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	160,000	168,520
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	165,000	183,563
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	204,000	221,340
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	106,000	111,830
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	407,000	456,069
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	217,000	218,101
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	130,000	137,039
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	109,000	115,041
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	145,000	161,954
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	505,000	522,044
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	119,060
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	210,000	220,438
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 7.75%, 12/1/45	212,000	370,423
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. notes 7.75%, 1/20/24	61,000	74,015

		6,309,408
Consumer staples (1.2%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	100,000	107,130
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	388,000	507,782
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	19,000	22,411
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	264,000	306,837
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	93,000	101,574
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	535,000	550,381
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	23,111	25,847
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	147,615	182,240
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	44,588
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	88,000	124,612
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	122,000	154,592
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	13,000	13,823
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	334,000	374,030
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	70,000	76,185
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	135,128
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	3,000	3,098
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	205,000	209,314

		2,939,572
Energy (2.0%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	382,000	398,274
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	530,000	587,331
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	589,000	644,587
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	238,000	247,368
Devon Energy Corp. sr. unsec. unsub. notes 5.85%, 12/15/25	110,000	130,746
Energy Transfer Operating LP company guaranty sr. unsec. bonds 6.25%, 4/15/49	122,000	148,161
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24	231,000	256,793
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	354,000	334,530
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	205,308
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	11,000	11,587
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	425,000	470,034
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	15,000	19,351
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	46,000	48,673
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	103,000	113,570
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	239,353
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	150,070
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	113,000	114,277
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	335,000	344,071
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	244,000	242,780
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	303,000	321,570

		5,028,434
Financials (9.0%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	160,000	176,133
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	62,000	61,128
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	245,000	252,610
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	150,000	168,003
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	379,000	501,497
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	219,000	230,463
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	221,500
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	179,000	210,101
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	400,000	436,098
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	220,088
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	590,000	609,913
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	268,275
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	44,500
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 2.879%, 9/15/26	100,000	96,542
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	392,771
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	136,000	141,049
BB&T Corp. jr. unsec. sub. FRB 4.80%, perpetual maturity	485,000	484,995
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	231,000	272,230
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	46,457
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	336,786
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	74,000	79,822
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	239,668
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	24,633
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	163,000	180,997
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	385,000	384,885
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	106,500
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	649,000	707,410
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	299,000	316,678
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	33,000	38,486
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,041,000	1,135,810
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	75,236
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	268,395
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	414,147
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	238,219
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	419,000	463,208
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	705,000	762,655
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	26,702
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	79,000	79,868
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	253,214
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,004,000	1,095,957
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	450,000	477,167
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	341,000	459,397
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	26,000	35,278
HSBC Holdings PLC jr. unsec. sub. FRB 6.375%, perpetual maturity (United Kingdom)	500,000	530,000
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	520,000	576,465
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	94,379
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	342,000	345,848
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	922,000	1,033,681
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	325,000	342,508
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	305,000	344,954
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	180,000	306,346
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	459,000	603,585
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	100,802
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	214,624
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	892,045
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	78,421
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	66,000	70,785
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	217,000	226,223
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	24,000	34,356
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	154,623
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	400,000	439,666
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	206,478
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	50,000	52,991
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	61,000	58,377
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	410,000	437,064
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	191,000	282,304
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	186,512
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	455,000	468,890
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	264,738
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	125,925
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	610,000	870,020
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	525,000	579,338
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	152,001

		23,109,420
Health care (2.1%)
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	37,000	37,917
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	130,000	136,127
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	239,000	279,828
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	100,326
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	99,000	105,096
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	1,170,000	1,249,702
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	265,000	277,502
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	372,000	407,408
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	80,000	83,275
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	112,256	122,998
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	61,000	67,924
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	400,000	419,475
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	84,000	94,440
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	103,735
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	180,445
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	311,806
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	131,602
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	55,000	57,407
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	175,000	180,208
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	90,000	91,750
UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27	160,000	165,395
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	406,000	444,468
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	333,000	364,372

		5,413,206
Technology (2.8%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	301,000	301,856
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	212,814
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	349,000	422,497
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	384,000	385,620
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	120,000	123,427
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	150,000	168,687
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	51,000	67,267
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	374,000	405,711
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	26,000	26,771
Fidelity National Information Services, Inc. sr. unsec. sub. bonds Ser. 30Y, 4.75%, 5/15/48	75,000	90,975
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	234,000	261,011
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	460,000	483,974
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	464,000	513,277
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	99,000	128,772
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	307,000	322,404
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	545,000	555,058
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	614,000	698,808
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	85,000	95,124
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	635,000	648,352
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	717,000	786,980
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	109,000	112,104
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	282,000	290,108

		7,101,597
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	184,000	188,056

		188,056
Utilities and power (2.1%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	77,000	81,813
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	410,000	459,391
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	26,000	33,019
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	30,000	42,182
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	11,000	15,236
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	27,000	35,386
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	97,000	109,530
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	72,401
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	187,037
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	385,000	421,233
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	76,368
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	234,000	323,945
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	98,674
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	103,920
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	374,000	404,187
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	25,000	26,640
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	59,000	70,541
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	430,000	546,119
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	112,000	115,975
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	98,476
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	85,000	87,006
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	503,000	524,059
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	245,000	252,107
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	203,751
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	22,000	30,949
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,292
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	306,000	313,959
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	264,000	265,752
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.271%, 5/15/67	457,000	384,451

		5,394,399

Total corporate bonds and notes (cost $63,780,617)		$68,919,779

PURCHASED SWAP OPTIONS OUTSTANDING (9.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$30,423,400	$4,307,041
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	3,926,500	766,806
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	30,423,400	647,714
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	1,694,800	302,454
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	3,926,500	167,976
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	1,694,800	74,639
Citibank, N.A.
(1.30)/3 month USD-LIBOR-BBA/Dec-24	Dec-19/1.30	19,555,500	228,604
Goldman Sachs International
2.7475/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	29,924,700	3,312,066
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	2,721,900	40,175
(2.7475)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	29,924,700	3,292
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	14,803,400	2,676,455
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	11,842,800	1,690,915
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	14,803,400	14,211
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095	29,606,900	30
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	11,842,800	12
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	9,974,900	2,776,912
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	955,108
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	8,508,000	949,067
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	870,106
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	870,044
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	869,764
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	3,110,300	746,503
(2.8025)/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	9,974,900	496,850
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	290,571
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	239,895
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	22,972
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	8,508,000	22,291
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	1,166,500	9,705
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	29,606,900	30
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265	11,450,600	11
UBS AG
(1.6125)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.6125	5,165,700	290,674
1.6125/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.6125	5,165,700	239,792

Total purchased swap options outstanding (cost $13,732,225)			$23,882,685

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/$101.24	5,000,000	$5,000,000	$16,500
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/99.74	5,000,000	5,000,000	2,795
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.49	4,000,000	4,000,000	44
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.30	4,000,000	4,000,000	12
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.12	4,000,000	4,000,000	4

Total purchased options outstanding (cost $90,391)				$19,355

ASSET-BACKED SECURITIES (1.5%)(a)
	Principal amount	Value
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	$660,000	$661,650
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.868%, 11/25/51	159,000	159,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.818%, 6/25/52	125,000	125,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.787%, 10/24/20	210,000	210,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 9/24/20	973,000	973,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 6/24/20	939,000	939,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 2/24/20	468,000	468,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.668%, 8/25/52	198,000	198,000

Total asset-backed securities (cost $3,731,999)		$3,733,650

SHORT-TERM INVESTMENTS (23.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.05%(AFF)	Shares	50,749,991	$50,749,991
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	2,187,000	2,187,000
U.S. Treasury Bills 1.972%, 12/5/19(SEGCCS)		$81,000	80,739
U.S. Treasury Bills 2.028%, 10/10/19(SEG)(SEGSF)(SEGCCS)(SEGTBA)		1,825,000	1,824,194
U.S. Treasury Bills 1.958%, 11/14/19(SEG)(SEGSF)(SEGCCS)		835,000	833,183
U.S. Treasury Bills 1.956%, 11/7/19(SEG)(SEGSF)(SEGCCS)		370,000	369,346
U.S. Treasury Bills 2.040%, 11/21/19(SEG)(SEGSF)(SEGCCS)		501,000	499,727
U.S. Treasury Bills 1.907%, 12/12/19(SEGCCS)(SEGTBA)		115,000	114,591
U.S. Treasury Bills 1.885%, 3/12/20(SEG)(SEGCCS)(SEGTBA)		1,550,000	1,537,420

Total short-term investments (cost $58,195,371)			$58,196,191
TOTAL INVESTMENTS

Total investments (cost $347,310,027)			$360,510,320

FUTURES CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Dollar 90 day (Long)	263	$263,000,000	$64,651,975	Mar-20	$(75,420)
Euro-Dollar 90 day (Short)	263	263,000,000	64,832,788	Mar-21	(182,277)
U.S. Treasury Bond 30 yr (Long)	35	5,680,938	5,680,938	Dec-19	(81,954)
U.S. Treasury Bond Ultra 30 yr (Long)	66	12,665,813	12,665,813	Dec-19	(263,873)
U.S. Treasury Note 2 yr (Long)	123	26,506,500	26,506,500	Dec-19	(64,980)
U.S. Treasury Note 5 yr (Long)	122	14,536,109	14,536,110	Dec-19	(83,196)
U.S. Treasury Note 10 yr (Long)	109	14,204,063	14,204,063	Dec-19	(135,644)
U.S. Treasury Note 10 yr (Short)	80	10,425,000	10,425,000	Dec-19	96,632
U.S. Treasury Note Ultra 10 yr (Long)	28	3,987,375	3,987,375	Dec-19	(51,079)

Unrealized appreciation					96,632

Unrealized (depreciation)					(938,423)

Total					$(841,791)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/19 (premiums $13,458,719) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	$14,363,800	$449,874
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	5,001,620
Citibank, N.A.
1.475/3 month USD-LIBOR-BBA/Dec-24	Dec-19/1.475	39,111,000	247,964
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	10,887,400	34,622
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	199,896
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	1,825,700
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	59,213,800	59
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	14,803,400	1,924
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	133,971
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	14,803,400	674,591
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	2,132,282
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	59,213,800	59
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	6,187,600	804
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	6,187,600	990
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	4,666,000	7,932
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	45,109
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	46,501
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	185,190
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	245,991
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	282,300
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	288,333
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	585,057
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	6,187,600	666,776
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	6,187,600	670,488
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	687,563
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	829,828
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	830,263
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	830,419
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	2,528,485
UBS AG
(1.30)/3 month USD-LIBOR-BBA/Aug-26	Aug-21/1.30	10,977,200	158,730
1.30/3 month USD-LIBOR-BBA/Aug-26	Aug-21/1.30	10,977,200	243,035

Total			$19,836,356

WRITTEN OPTIONS OUTSTANDING at 9/30/19 (premiums $92,266) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/$100.74	$5,000,000	$5,000,000	$9,160
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/100.24	5,000,000	5,000,000	5,085
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.77	4,000,000	4,000,000	4
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.24	4,000,000	4,000,000	4
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.43	4,000,000	4,000,000	4
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.96	4,000,000	4,000,000	4
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.59	4,000,000	4,000,000	4
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.05	4,000,000	4,000,000	4
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.00	3,000,000	3,000,000	3,882
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.09	4,000,000	4,000,000	2,028
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.19	3,000,000	3,000,000	1,932

Total				$22,111

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	$14,890,000	$(342,470)	$415,133
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	116,394
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(76,845)
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	14,890,000	(342,470)	(226,924)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	11,733,300	(157,226)	86,592
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	85,916
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(69,825)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	11,733,300	(157,226)	(94,218)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	14,806
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(15,594)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	11,733,300	(157,813)	82,485
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	66,311
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(56,934)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	11,733,300	(157,813)	(92,810)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	549,433
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	93,083
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	63,121
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(59,964)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(72,540)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(467,018)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	80,255
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	32,564
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	9,032,400	(49,769)	12,916
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(11,529)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	9,032,400	(49,769)	(15,987)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(81,690)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	345,076
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(127,942)

Unrealized appreciation				2,044,085

Unrealized (depreciation)				(1,469,820)

Total				$574,265

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,747,000	$658,881		$(60)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$676,074
		14,803,400	1,941,422		(210)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,966,242)
		8,171,500	1,093,584		(116)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	1,099,230
		44,410,300	96,193		(22,313)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	117,832
		499,700	11,088	(E)	(3)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	11,085
		1,293,200	27,596	(E)	(7)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(27,603)
		2,131,700	209,599		(28)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(210,928)
		2,707,100	88,122	(E)	(548)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	87,574
		935,900	20,722	(E)	(160)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	20,562
		3,012,582	349,538	(E)	(43)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	349,496
		5,693,900	576,712	(E)	(81)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(576,793)
		913,500	200,268	(E)	(31)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(200,300)
		5,984,900	490,792	(E)	(3,077)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(493,869)
		1,686,100	28,878	(E)	(9)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	28,868
		2,475,100	42,953	(E)	(14)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	42,939
		8,079,300	405,791	(E)	(114)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(405,905)
		845,700	47,588	(E)	(19)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	47,570
		4,004,800	226,347	(E)	(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(226,404)
		4,070,000	233,321	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(233,321)
		1,715,500	270,078	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(270,078)
		2,216,500	60,679	(E)	(25)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	60,654
		185,400	24,726	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,732)
		1,934,600	90,185	(E)	(27)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(90,213)
		1,922,200	72,363	(E)	(27)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(72,390)
		5,041,700	213,763	(E)	(71)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(213,834)
		547,900	67,866	(E)	(19)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(67,885)
		2,745,300	116,192	(E)	(94)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(116,286)
		4,897,500	23,552	(E)	(69)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	23,483
		2,816,000	24,694	(E)	(27)	12/9/24	1.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,667
		1,942,200	50,177	(E)	(66)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50,111
		11,999,000	92,044		(159)	9/24/29	1.655% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(91,084)
		6,000,000	21,450		(80)	9/26/29	1.534% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,853
		57,061,700	29,216	(E)	34,737	12/18/21	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,522
		99,787,200	139,004	(E)	(121,901)	12/18/24	1.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,103
		1,903,400	30,380	(E)	27,086	12/18/49	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(3,294)
		92,718,400	335,270	(E)	273,378	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.525% — Semiannually	(61,896)
		11,733,300	4,658		(95)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,760
		4,469,000	5,354		(59)	9/30/29	1.5594% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,362
		11,733,300	12,613		(95)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,708)

	Total				$185,491				$(2,671,020)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$25,351	$24,840	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(225)
40,090	39,615	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2)
Barclays Bank PLC
468,635	468,982	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	782
70,952	71,005	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	118
298,587	299,067	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	822
184,954	185,251	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	509
7,308,187	7,323,867	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	25,470
778,721	779,830	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,143
67,000	67,205	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	298
495,686	496,367	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,529)
8,064,831	8,073,381	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(23,338)
42,114	41,651	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(52)
20,485	20,259	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(25)
15,904	15,725	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(20)
33,281	33,132	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	248
65,793	65,256	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	234
6,466	6,413	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	23
Citibank, N.A.
1,013,215	1,015,389	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,532
578,851	580,093	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,018
Credit Suisse International
426,850	425,228	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,397
34,739	34,325	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(44)
3,817	3,775	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5
166,165	162,938	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,424)
47,360	46,404	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(420)
36,492	35,784	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(313)
105,960	103,822	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	939
58,677	57,983	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(24)
81,492	80,572	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(102)
Goldman Sachs International
26,279	26,307	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(76)
70,098	70,172	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(203)
194,389	194,595	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(563)
278,994	279,289	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(807)
334,792	335,147	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(969)
517,439	517,987	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,497)
708,855	709,606	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,051)
104,969	103,850	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	201
44,087	43,602	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	55
36,237	35,533	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(310)
2,041	2,000	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18)
19,588	19,356	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1)
115,006	113,707	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(144)
193,777	192,906	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,442
134,982	134,376	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,004
81,687	81,320	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	608
8,986	8,946	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	67
90,041	89,306	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	321
82,156	81,486	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	293
79,609	78,959	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	284
63,381	62,863	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	226
42,409	42,063	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	151
JPMorgan Chase Bank N.A.
31,208	30,578	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(277)
115,006	113,707	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(144)
JPMorgan Securities LLC
278,080	277,023	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,213)
14,696	14,534	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	18
75,768	74,725	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(244)

Upfront premium received		—	Unrealized appreciation			45,208

Upfront premium (paid)		—	Unrealized (depreciation)			(37,035)

	Total	$—			Total	$8,173

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$3,281	$48,000	$4,061	5/11/63	300 bp — Monthly	$(756)
	CMBX NA BBB-.6 Index	BBB-/P	6,388	106,000	8,968	5/11/63	300 bp — Monthly	(2,527)
	CMBX NA BBB-.6 Index	BBB-/P	13,088	212,000	17,935	5/11/63	300 bp — Monthly	(4,742)
	CMBX NA BBB-.6 Index	BBB-/P	12,483	219,000	18,527	5/11/63	300 bp — Monthly	(5,935)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	29,400	140,000	21,812	5/11/63	500 bp — Monthly	7,705
	CMBX NA BB.7 Index	BB/P	10,969	79,000	5,641	1/17/47	500 bp — Monthly	5,395
	CMBX NA BB.7 Index	BB/P	20,437	159,000	11,353	1/17/47	500 bp — Monthly	9,217
	CMBX NA BB.7 Index	BB/P	27,298	226,000	16,136	1/17/47	500 bp — Monthly	11,350
	CMBX NA BBB-.6 Index	BBB-/P	7,950	93,000	7,868	5/11/63	300 bp — Monthly	113
	CMBX NA BBB-.6 Index	BBB-/P	16,054	165,000	13,959	5/11/63	300 bp — Monthly	2,178
	CMBX NA BBB-.6 Index	BBB-/P	15,721	184,000	15,566	5/11/63	300 bp — Monthly	247
	CMBX NA BBB-.6 Index	BBB-/P	33,450	335,000	28,341	5/11/63	300 bp — Monthly	5,276
	CMBX NA BBB-.6 Index	BBB-/P	32,778	387,000	32,740	5/11/63	300 bp — Monthly	232
	CMBX NA BBB-.6 Index	BBB-/P	43,278	423,000	35,786	5/11/63	300 bp — Monthly	7,703
	CMBX NA BBB-.6 Index	BBB-/P	48,235	474,000	40,100	5/11/63	300 bp — Monthly	8,371
	CMBX NA BBB-.6 Index	BBB-/P	56,070	662,000	56,005	5/11/63	300 bp — Monthly	396
	CMBX NA BBB-.6 Index	BBB-/P	114,093	1,205,000	101,943	5/11/63	300 bp — Monthly	12,753
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(6,124)	5,546,000	12,201	5/11/63	200 bp — Monthly	7,925
	CMBX NA A.7 Index	A-/P	275	7,000	121	1/17/47	200 bp — Monthly	398
	CMBX NA BB.7 Index	BB/P	16,586	124,000	8,854	1/17/47	500 bp — Monthly	7,836
	CMBX NA BBB-.6 Index	BBB-/P	221	2,000	169	5/11/63	300 bp — Monthly	53
	CMBX NA BBB-.6 Index	BBB-/P	3,315	30,000	2,538	5/11/63	300 bp — Monthly	792
	CMBX NA BBB-.6 Index	BBB-/P	595,816	6,341,000	536,449	5/11/63	300 bp — Monthly	62,538
	CMBX NA BBB-.7 Index	BBB-/P	4,347	55,000	858	1/17/47	300 bp — Monthly	3,517
	CMBX NA BBB-.7 Index	BBB-/P	32,079	434,000	6,770	1/17/47	300 bp — Monthly	25,526
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	37,833	727,000	1,599	5/11/63	200 bp — Monthly	39,675
	CMBX NA A.6 Index	A/P	36,802	727,000	1,599	5/11/63	200 bp — Monthly	38,644
	CMBX NA A.6 Index	A/P	12,866	416,000	915	5/11/63	200 bp — Monthly	13,920
	CMBX NA A.6 Index	A/P	15,762	306,000	673	5/11/63	200 bp — Monthly	16,538
	CMBX NA A.6 Index	A/P	10,621	215,000	473	5/11/63	200 bp — Monthly	11,166
	CMBX NA A.6 Index	A/P	6,398	210,000	462	5/11/63	200 bp — Monthly	6,930
	CMBX NA A.6 Index	A/P	4,580	146,000	321	5/11/63	200 bp — Monthly	4,950
	CMBX NA A.6 Index	A/P	9,260	141,000	310	5/11/63	200 bp — Monthly	9,617
	CMBX NA A.6 Index	A/P	5,821	115,000	253	5/11/63	200 bp — Monthly	6,113
	CMBX NA A.6 Index	A/P	2,956	60,000	132	5/11/63	200 bp — Monthly	3,108
	CMBX NA A.6 Index	A/P	3,294	59,000	130	5/11/63	200 bp — Monthly	3,444
	CMBX NA BBB-.6 Index	BBB-/P	5,861	53,000	4,484	5/11/63	300 bp — Monthly	1,403
	CMBX NA BBB-.6 Index	BBB-/P	7,595	90,000	7,614	5/11/63	300 bp — Monthly	26
	CMBX NA BBB-.6 Index	BBB-/P	7,675	97,000	8,206	5/11/63	300 bp — Monthly	(482)
	CMBX NA BBB-.6 Index	BBB-/P	6,881	101,000	8,545	5/11/63	300 bp — Monthly	(1,613)
	CMBX NA BBB-.6 Index	BBB-/P	5,425	104,000	8,798	5/11/63	300 bp — Monthly	(3,322)
	CMBX NA BBB-.6 Index	BBB-/P	14,813	104,000	8,798	5/11/63	300 bp — Monthly	6,067
	CMBX NA BBB-.6 Index	BBB-/P	5,208	105,000	8,883	5/11/63	300 bp — Monthly	(3,622)
	CMBX NA BBB-.6 Index	BBB-/P	5,119	105,000	8,883	5/11/63	300 bp — Monthly	(3,712)
	CMBX NA BBB-.6 Index	BBB-/P	11,693	108,000	9,137	5/11/63	300 bp — Monthly	2,610
	CMBX NA BBB-.6 Index	BBB-/P	13,154	125,000	10,575	5/11/63	300 bp — Monthly	2,641
	CMBX NA BBB-.6 Index	BBB-/P	11,308	134,000	11,336	5/11/63	300 bp — Monthly	39
	CMBX NA BBB-.6 Index	BBB-/P	22,647	193,000	16,328	5/11/63	300 bp — Monthly	6,415
	CMBX NA BBB-.6 Index	BBB-/P	10,113	206,000	17,428	5/11/63	300 bp — Monthly	(7,212)
	CMBX NA BBB-.6 Index	BBB-/P	18,393	213,000	18,020	5/11/63	300 bp — Monthly	479
	CMBX NA BBB-.6 Index	BBB-/P	23,812	216,000	18,274	5/11/63	300 bp — Monthly	5,646
	CMBX NA BBB-.6 Index	BBB-/P	33,182	239,000	20,219	5/11/63	300 bp — Monthly	13,082
	CMBX NA BBB-.6 Index	BBB-/P	20,522	273,000	23,096	5/11/63	300 bp — Monthly	(2,438)
	CMBX NA BBB-.6 Index	BBB-/P	25,932	536,000	45,346	5/11/63	300 bp — Monthly	(19,146)
	CMBX NA BBB-.7 Index	BBB-/P	418	6,000	94	1/17/47	300 bp — Monthly	328
	CMBX NA BBB-.7 Index	BBB-/P	7,955	101,000	1,576	1/17/47	300 bp — Monthly	6,430
	CMBX NA BBB-.7 Index	BBB-/P	11,309	153,000	2,387	1/17/47	300 bp — Monthly	8,999
	CMBX NA BBB-.7 Index	BBB-/P	13,902	171,000	2,668	1/17/47	300 bp — Monthly	11,320
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	152,016	6,608,000	14,538	5/11/63	200 bp — Monthly	168,757
	CMBX NA A.6 Index	A/P	(68)	229,000	504	5/11/63	200 bp — Monthly	512
	CMBX NA A.6 Index	A/P	1,890	187,000	411	5/11/63	200 bp — Monthly	2,364
	CMBX NA A.6 Index	A/P	627	62,000	136	5/11/63	200 bp — Monthly	784
	CMBX NA BB.10 Index	BB-/P	12,999	162,000	14,126	5/11/63	500 bp — Monthly	(993)
	CMBX NA BBB-.6 Index	BBB-/P	370	3,000	254	5/11/63	300 bp — Monthly	118
	CMBX NA BBB-.6 Index	BBB-/P	9,053	90,000	7,614	5/11/63	300 bp — Monthly	1,484
	CMBX NA BBB-.6 Index	BBB-/P	19,158	192,000	16,243	5/11/63	300 bp — Monthly	3,011
	CMBX NA BBB-.6 Index	BBB-/P	22,988	239,000	20,219	5/11/63	300 bp — Monthly	2,888
	CMBX NA BBB-.6 Index	BBB-/P	24,873	252,000	21,319	5/11/63	300 bp — Monthly	3,679
	CMBX NA BBB-.6 Index	BBB-/P	32,676	317,000	26,818	5/11/63	300 bp — Monthly	6,016
	CMBX NA BBB-.6 Index	BBB-/P	1,165,252	8,808,000	745,157	5/11/63	300 bp — Monthly	424,507
	CMBX NA BBB-.7 Index	BBB-/P	7,774	79,000	1,232	1/17/47	300 bp — Monthly	6,581
	CMBX NA BBB-.7 Index	BBB-/P	6,329	120,000	1,872	1/17/47	300 bp — Monthly	4,517
	CMBX NA BBB-.7 Index	BBB-/P	17,188	130,000	2,028	1/17/47	300 bp — Monthly	15,225
	CMBX NA BBB-.7 Index	BBB-/P	6,065	232,000	3,619	1/17/47	300 bp — Monthly	2,562
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	4,537	320,000	704	5/11/63	200 bp — Monthly	5,348
	CMBX NA A.6 Index	A/P	(84)	284,000	625	5/11/63	200 bp — Monthly	636
	CMBX NA BB.6 Index	BB/P	5,518	27,000	4,207	5/11/63	500 bp — Monthly	1,334
	CMBX NA BBB-.6 Index	BBB-/P	7,745	77,000	6,514	5/11/63	300 bp — Monthly	1,270
	CMBX NA BBB-.6 Index	BBB-/P	12,037	123,000	10,406	5/11/63	300 bp — Monthly	1,692
	CMBX NA BBB-.6 Index	BBB-/P	13,214	132,000	11,167	5/11/63	300 bp — Monthly	2,113
	CMBX NA BBB-.6 Index	BBB-/P	65,416	663,000	56,090	5/11/63	300 bp — Monthly	9,657
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	30,432	220,000	18,612	5/11/63	300 bp — Monthly	11,930
	CMBX NA A.6 Index	A/P	588	62,000	136	5/11/63	200 bp — Monthly	745
	CMBX NA A.6 Index	A/P	—	52,000	114	5/11/63	200 bp — Monthly	132
	CMBX NA A.6 Index	A/P	76	28,000	62	5/11/63	200 bp — Monthly	147
	CMBX NA A.7 Index	A-/P	(13)	13,000	225	1/17/47	200 bp — Monthly	217
	CMBX NA BBB-.6 Index	BBB-/P	246	2,000	169	5/11/63	300 bp — Monthly	78
	CMBX NA BBB-.6 Index	BBB-/P	1,658	14,000	1,184	5/11/63	300 bp — Monthly	481
	CMBX NA BBB-.6 Index	BBB-/P	2,437	17,000	1,438	5/11/63	300 bp — Monthly	1,007
	CMBX NA BBB-.6 Index	BBB-/P	2,213	26,000	2,200	5/11/63	300 bp — Monthly	26
	CMBX NA BBB-.6 Index	BBB-/P	3,605	34,000	2,876	5/11/63	300 bp — Monthly	746
	CMBX NA BBB-.6 Index	BBB-/P	4,785	42,000	3,553	5/11/63	300 bp — Monthly	1,253
	CMBX NA BBB-.6 Index	BBB-/P	5,886	50,000	4,230	5/11/63	300 bp — Monthly	1,681
	CMBX NA BBB-.6 Index	BBB-/P	5,234	62,000	5,245	5/11/63	300 bp — Monthly	20
	CMBX NA BBB-.6 Index	BBB-/P	9,369	64,000	5,414	5/11/63	300 bp — Monthly	3,987
	CMBX NA BBB-.6 Index	BBB-/P	11,148	91,000	7,699	5/11/63	300 bp — Monthly	3,495
	CMBX NA BBB-.6 Index	BBB-/P	17,538	113,000	9,560	5/11/63	300 bp — Monthly	8,035
	CMBX NA BBB-.6 Index	BBB-/P	12,494	148,000	12,521	5/11/63	300 bp — Monthly	47
	CMBX NA BBB-.6 Index	BBB-/P	13,845	164,000	13,874	5/11/63	300 bp — Monthly	52
	CMBX NA BBB-.6 Index	BBB-/P	14,139	165,000	13,959	5/11/63	300 bp — Monthly	263
	CMBX NA BBB-.6 Index	BBB-/P	18,785	166,000	14,044	5/11/63	300 bp — Monthly	4,824
	CMBX NA BBB-.6 Index	BBB-/P	49,761	331,000	28,003	5/11/63	300 bp — Monthly	21,924
	CMBX NA BBB-.6 Index	BBB-/P	51,568	339,000	28,679	5/11/63	300 bp — Monthly	23,058
	CMBX NA BBB-.6 Index	BBB-/P	51,616	419,000	35,447	5/11/63	300 bp — Monthly	16,378
	CMBX NA BBB-.6 Index	BBB-/P	57,618	450,000	38,070	5/11/63	300 bp — Monthly	19,773

Upfront premium received			3,525,488		Unrealized appreciation			1,184,465

Upfront premium (paid)			(6,289)		Unrealized (depreciation)			(56,500)

	Total		$3,519,199				Total	$1,127,965
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$20,000	$346	1/17/47	(200 bp) — Monthly	$(501)
	CMBX NA BB.10 Index	(7,932)	76,000	6,627	11/17/59	(500 bp) — Monthly	(1,368)
	CMBX NA BB.10 Index	(6,798)	62,000	5,406	11/17/59	(500 bp) — Monthly	(1,453)
	CMBX NA BB.11 Index	(17,980)	249,000	18,351	11/18/54	(500 bp) — Monthly	164
	CMBX NA BB.11 Index	(29,281)	226,000	16,656	11/18/54	(500 bp) — Monthly	(12,813)
	CMBX NA BB.11 Index	(7,352)	78,000	5,749	11/18/54	(500 bp) — Monthly	(1,669)
	CMBX NA BB.8 Index	(14,155)	114,000	13,258	10/17/57	(500 bp) — Monthly	(991)
	CMBX NA BB.9 Index	(112,200)	1,087,000	64,350	9/17/58	(500 bp) — Monthly	(48,755)
	CMBX NA BB.9 Index	(14,323)	222,000	13,142	9/17/58	(500 bp) — Monthly	(1,366)
	CMBX NA BB.9 Index	(11,291)	175,000	10,360	9/17/58	(500 bp) — Monthly	(1,077)
	Credit Suisse International
	CMBX NA BB.10 Index	(20,948)	157,000	13,690	11/17/59	(500 bp) — Monthly	(7,388)
	CMBX NA BB.10 Index	(18,670)	157,000	13,690	11/17/59	(500 bp) — Monthly	(5,110)
	CMBX NA BB.10 Index	(10,317)	83,000	7,238	11/17/59	(500 bp) — Monthly	(3,148)
	CMBX NA BB.7 Index	(76,651)	466,000	33,272	1/17/47	(500 bp) — Monthly	(43,767)
	CMBX NA BB.7 Index	(68,990)	374,000	26,704	1/17/47	(500 bp) — Monthly	(42,598)
	CMBX NA BB.9 Index	(48,820)	487,000	28,830	9/17/58	(500 bp) — Monthly	(20,396)
	Goldman Sachs International
	CMBX NA BB.7 Index	(20,581)	136,000	9,710	1/17/47	(500 bp) — Monthly	(10,983)
	CMBX NA BB.7 Index	(108,429)	534,000	38,128	1/17/47	(500 bp) — Monthly	(70,746)
	CMBX NA BB.7 Index	(26,051)	159,000	11,353	1/17/47	(500 bp) — Monthly	(14,831)
	CMBX NA BB.7 Index	(5,072)	30,000	2,142	1/17/47	(500 bp) — Monthly	(2,955)
	CMBX NA BB.9 Index	(9,161)	85,000	5,032	9/17/58	(500 bp) — Monthly	(4,199)
	CMBX NA BB.9 Index	(3,570)	30,000	1,776	9/17/58	(500 bp) — Monthly	(1,819)
	CMBX NA BB.9 Index	(3,611)	30,000	1,776	9/17/58	(500 bp) — Monthly	(1,860)
	CMBX NA BB.9 Index	(2,296)	22,000	1,302	9/17/58	(500 bp) — Monthly	(1,012)
	CMBX NA BB.9 Index	(799)	5,000	296	9/17/58	(500 bp) — Monthly	(507)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(23,348)	216,000	15,919	11/18/54	(500 bp) — Monthly	(7,609)
	CMBX NA BB.11 Index	(13,625)	137,000	10,097	11/18/54	(500 bp) — Monthly	(3,642)
	CMBX NA BB.11 Index	(12,646)	127,000	9,360	11/18/54	(500 bp) — Monthly	(3,392)
	CMBX NA BB.11 Index	(10,681)	104,000	7,665	11/18/54	(500 bp) — Monthly	(3,103)
	CMBX NA BB.12 Index	(14,772)	162,000	12,782	8/17/61	(500 bp) — Monthly	(2,126)
	CMBX NA BB.6 Index	(12,369)	86,000	13,399	5/11/63	(500 bp) — Monthly	958
	CMBX NA BB.6 Index	(11,389)	81,000	12,620	5/11/63	(500 bp) — Monthly	1,164
	CMBX NA BB.7 Index	(29,359)	232,000	16,565	1/17/47	(500 bp) — Monthly	(12,988)
	CMBX NA BB.9 Index	(307)	2,000	118	9/17/58	(500 bp) — Monthly	(190)
	CMBX NA BBB-.6 Index	(40,491)	395,000	33,417	5/11/63	(300 bp) — Monthly	(7,272)
	CMBX NA BBB-.7 Index	(28,002)	738,000	11,513	1/17/47	(300 bp) — Monthly	(16,859)
	CMBX NA BBB-.7 Index	(3,412)	94,000	1,466	1/17/47	(300 bp) — Monthly	(1,993)
	CMBX NA BBB-.7 Index	(3,642)	77,000	1,201	1/17/47	(300 bp) — Monthly	(2,480)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,010)	76,000	6,627	11/17/59	(500 bp) — Monthly	(1,446)
	CMBX NA BB.10 Index	(8,915)	75,000	6,540	11/17/59	(500 bp) — Monthly	(2,438)
	CMBX NA BB.11 Index	(13,736)	137,000	10,097	11/18/54	(500 bp) — Monthly	(3,754)
	CMBX NA BB.7 Index	(25,675)	148,000	10,567	1/17/47	(500 bp) — Monthly	(15,231)
	CMBX NA BB.9 Index	(24,052)	235,000	13,912	9/17/58	(500 bp) — Monthly	(10,336)
	CMBX NA BB.9 Index	(11,020)	186,000	11,011	9/17/58	(500 bp) — Monthly	(138)
	CMBX NA BB.9 Index	(2,848)	28,000	1,658	9/17/58	(500 bp) — Monthly	(1,214)
	CMBX NA BB.9 Index	(2,823)	28,000	1,658	9/17/58	(500 bp) — Monthly	(1,189)
	CMBX NA BBB-.7 Index	(11,964)	146,000	2,278	1/17/47	(300 bp) — Monthly	(9,760)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(22,314)	219,000	3,416	1/17/47	(300 bp) — Monthly	(19,007)
	CMBX NA BB.10 Index	(7,971)	76,000	6,627	11/17/59	(500 bp) — Monthly	(1,407)
	CMBX NA BB.11 Index	(16,204)	165,000	12,161	11/18/54	(500 bp) — Monthly	(4,181)
	CMBX NA BB.11 Index	(6,956)	73,000	5,380	11/18/54	(500 bp) — Monthly	(1,637)
	CMBX NA BB.7 Index	(37,602)	195,000	13,923	1/17/47	(500 bp) — Monthly	(23,841)
	CMBX NA BB.9 Index	(12,321)	164,000	9,709	9/17/58	(500 bp) — Monthly	(2,749)
	CMBX NA BB.9 Index	(6,418)	73,000	4,322	9/17/58	(500 bp) — Monthly	(2,157)
	CMBX NA BB.9 Index	(6,158)	72,000	4,262	9/17/58	(500 bp) — Monthly	(1,955)
	CMBX NA BB.9 Index	(7,275)	60,000	3,552	9/17/58	(500 bp) — Monthly	(3,773)
	CMBX NA BB.9 Index	(3,638)	30,000	1,776	9/17/58	(500 bp) — Monthly	(1,887)
	CMBX NA BB.9 Index	(3,158)	21,000	1,243	9/17/58	(500 bp) — Monthly	(1,933)

	Upfront premium received	—			Unrealized appreciation		2,286

	Upfront premium (paid)	(1,088,527)			Unrealized (depreciation)		(472,999)

	Total	$(1,088,527)				Total	$(470,713)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $253,413,691.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
Short-term investments
	Putnam Short Term Investment Fund*	$30,294,386	$72,092,238	$51,636,633	$631,069	$50,749,991

	Total Short-term investments	$30,294,386	$72,092,238	$51,636,633	$631,069	$50,749,991
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $805,833.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,310,798.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $81,647.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,049,393.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $137,226,487 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,176,819 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,371,128 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,310,798 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,733,650	$—
Corporate bonds and notes	—	68,919,779	—
Mortgage-backed securities	—	91,836,804	—
Purchased options outstanding	—	19,355	—
Purchased swap options outstanding	—	23,882,685	—
U.S. government and agency mortgage obligations	—	113,800,004	—
U.S. treasury obligations	—	121,852	—
Short-term investments	52,936,991	5,259,200	—

Totals by level	$52,936,991	$307,573,329	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(841,791)	$—	$—
Written options outstanding	—	(22,111)	—
Written swap options outstanding	—	(19,836,356)	—
Forward premium swap option contracts	—	574,265	—
Interest rate swap contracts	—	(2,856,511)	—
Total return swap contracts	—	8,173	—
Credit default contracts	—	(1,773,420)	—

Totals by level	$(841,791)	$(23,905,960)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$25,800,000
Purchased swap option contracts (contract amount)	$564,600,000
Written TBA commitment option contracts (contract amount)	$37,200,000
Written swap option contracts (contract amount)	$469,500,000
Futures contracts (number of contracts)	900
Centrally cleared interest rate swap contracts (notional)	$390,200,000
OTC total return swap contracts (notional)	$25,400,000
Centrally cleared total return swap contracts (notional)	$3,000,000
OTC credit default contracts (notional)	$53,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com